Borrowings (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Borrowings - Schedule (Table)

	June 30, 2020	December 31, 2019
Eurobank Ergasias S.A. $52,000	—	28,758
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	37,891	39,453
Ship Mortgage Notes $670,000	658,000	658,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	19,065	39,173
BNP Paribas $44,000	26,000	28,000
HSH $24,000	17,135	18,280
HCOB $31,800	30,108	31,800
Deutsche Bank AG Filiale Deutschlandgeschäft	—	32,500
Eurobank S.A. $20,800	20,800	—
Total credit facilities	808,999	875,964
Sale and Leaseback Agreements–$71,500	58,094	62,563
Sale and Leaseback Agreements–$103,155	93,189	97,723
Sale and Leaseback Agreements–$15,000	13,281	14,219
Sale and Leaseback Agreements–$47,220	43,133	45,858
Sale and Leaseback Agreements–$90,811	85,158	90,811
Sale and Leaseback Agreements–$72,053	72,053	—
Total borrowings	1,173,907	1,187,138
Less: Deferred finance costs, net	(13,318)	(14,638)
Add: bond premium	445	617
Less: current portion of credit facilities, net of deferred finance costs	(61,261)	(141,214)
Less: current portion of Sale and Leaseback Agreements, net of deferred finance costs	(38,695)	(31,739)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	$1,061,078	$1,000,164

Borrowings - Long-Term Debt Obligations (Table)

June 30, 2020
Long-Term Debt Obligations:
12 month period ending
June 30, 2021	102,608
June 30, 2022	757,620
June 30, 2023	67,364
June 30, 2024	92,908
June 30, 2025	32,144
June 30, 2026 and thereafter	121,263
Total	$1,173,907